Regulatory matters (Tables)	12 Months Ended
Dec. 31, 2017
Regulated Operations [Abstract]
Regulatory Assets and Liabilities
At any given time, the Company can have several regulatory proceedings underway. The financial effects of these proceedings are reflected in the consolidated financial statements based on regulatory approval obtained to the extent that there is a financial impact during the applicable reporting period. The following regulatory proceedings were recently completed:

Utility	State	Regulatory Proceeding Type	Annual Revenue Increase U.S. $'000	Effective Date
EnergyNorth Gas System	New Hampshire	GRC	$6,750	Temporary increase effective July 1, 2017
Granite State Electric System	New Hampshire	General Rate Case ("GRC")	$6,105	July 1, 2016
Calpeco Electric System	California	Post-Test Year Adjustment Mechanism	$2,175	January 1, 2018
New England Gas System	Massachusetts	GRC	$8,300	U.S. $7,800 effective March 1, 2016 U.S. $500 effective March 1, 2017
New England Gas System	Massachusetts	Gas System Enhancement Plan	$2,928	May 1, 2017
Midstates Gas System	Illinois	GRC	$2,200	June 7, 2017
Peach State Gas System	Georgia	GRAM	$2,725	March 1, 2016
Bella Vista Water System Rio Rico Water/Sewer System	Arizona	GRC	$1,935	November 1, 2016
CalPeco Electric System	California	GRC	$8,318	January 1, 2016
Various			$3,551	2016, 2017 & 2018

7.	Regulatory matters (continued)
Regulatory assets and liabilities consist of the following:

	2017	2016
Regulatory assets
Environmental remediation (a)	$103,761	$104,160
Pension and post-employment benefits (b)	132,615	75,527
Debt premium (c)	72,016	25,173
Fuel and commodity costs adjustment (d)	43,311	6,990
Rate adjustment mechanism (e)	44,523	40,602
Clean Energy and other customer programs (f)	25,820	2,106
Deferred construction costs (g)	17,994	—
Asset retirement (h)	20,172	2,113
Income taxes (i)	45,847	10,182
Rate case costs (j)	11,660	8,572
Other	33,415	16,539
Total regulatory assets	$551,134	$291,964
Less current regulatory assets	(83,508)	(48,440)
Non-current regulatory assets	$467,626	$243,524

Regulatory liabilities
Income taxes (i)	$402,868	$1,501
Cost of removal (k)	231,064	110,330
Rate-base offset (l)	16,577	20,946
Fuel and commodity costs adjustment (d)	29,535	34,012
Deferred compensation received in relation to lost production (m)	11,789	—
Deferred construction costs - fuel related (g)	9,306	—
Pension and post-employment benefits (b)	12,648	5,481
Other	11,269	10,464
Total regulatory liabilities	$725,056	$182,734
Less current regulatory liabilities	(47,278)	(47,769)
Non-current regulatory liabilities	$677,778	$134,965

(a)	Environmental remediation
Actual expenditures incurred for the clean-up of certain former gas manufacturing facilities (note 13(b)) are recovered through rates over a period of 7 years and are subject to an annual cap.

(b)	Pension and post-employment benefits
As part of certain business acquisitions, the regulators authorized a regulatory asset or liability being set up for the amounts of pension and post-employment benefits that have not yet been recognized in net periodic cost and were presented as AOCI prior to the acquisition. An amount of U.S. $21,626 relates to an acquisition and was authorized for recognition as an asset by the regulator. Recovery is anticipated to be approved in a final rate order to be received on completion of the next general rate case. The balance is recovered through rates over the future service years of the employees at the time the regulatory asset was set up (an average of 10 years) or consistent with the treatment of OCI under ASC 712 Compensation Non-retirement Post-employment Benefits and ASC 715 Compensation Retirement Benefits before the transfer to regulatory asset occurred. The pension and post-employments benefits liability is related to tracking accounts pertaining primarily to Park Water Company. The amounts recorded in these accounts occur when actual expenses have been less than adopted and refunds are expected to occur in future periods.

7.	Regulatory matters (continued)

(c)	Debt premium
Debt premium on acquired debt is recovered as a component of the weighted average cost of debt.

(d)	Fuel and commodity costs adjustment
The revenue from the utilities includes a component which is designed to recover the cost of electricity and natural gas through rates charged to customers. To the extent actual costs of power or natural gas purchased differ from power or natural gas costs recoverable through current rates, that difference is not recorded on the consolidated statements of operations but rather is deferred and recorded as a regulatory asset or liability on the consolidated balance sheets. These differences are reflected in adjustments to rates and recorded as an adjustment to cost of electricity and natural gas in future periods, subject to regulatory review. Derivatives are often utilized to manage the price risk associated with natural gas purchasing activities in accordance with the expectations of state regulators. The gains and losses associated with these derivatives (note 25(b)(i)) are recoverable through the commodity costs adjustment.

(e)	Rate adjustment mechanism
Revenue for Calpeco Electric System, Park Water System, Peach State Gas System and New England Gas Systems are subject to a revenue decoupling mechanism approved by their respective regulator which require charging approved annual delivery revenue on a systematic basis over the fiscal year. As a result, the difference between delivery revenue calculated based on metered consumption and approved delivery revenue is recorded as a regulatory asset or liability to reflect future recovery or refund, respectively, from customers. In addition, retroactive rate adjustments for services rendered but to be collected over a period not exceeding 24 months are accrued upon approval of the Final Order.

(f)	Clean Energy and other customer programs
The regulatory asset for Clean Energy and customer programs includes initiatives related to solar rebate applications processed and resulting rebate-related costs. The amount also includes other energy efficiency programs.

(g)	Deferred construction costs
Deferred construction costs reflects deferred construction costs and fuel related costs of specific generating facilities of Empire. These amounts are being recovered over the life of the plants.

(h)	Asset retirement
The costs of retirement of assets are expected to be recovered through rates as well as the on-going liability accretion and asset depreciation expense.

(i)	Income taxes
The income taxes regulatory assets and liabilities represent income taxes recoverable through future revenues required to fund flow-through deferred income tax liabilities and amounts owed to customers for deferred taxes collected at a higher rate than the current statutory rates.
The Tax Cuts and Jobs Act ("the Act") was enacted on December 22, 2017. Among other provisions, the Act reduces the corporate income tax rate from 35% to 21%. A reduction of regulatory asset and an increase to regulatory liability was recorded for excess deferred taxes probable of being refunded to customers of $411,409.

(j)	Rate case costs
The costs to file, prosecute and defend rate case applications are referred to as rate case costs. These costs are capitalized and amortized over the period of rate recovery granted by the regulator.

(k)	Cost of removal
The regulatory liability for cost of removal represents amounts that have been collected from ratepayers for costs that are expected to be incurred in the future to retire the utility plant.

(l)	Rate-base offset
The regulators imposed a rate-base offset that will reduce the revenue requirement at future rate proceedings. The rate-base offset declines on a straight-line basis over a period of 10-16 years.

7.	Regulatory matters (continued)

(m)	Deferred compensation received in relation to lost production
The regulatory liability for deferred compensation received from lost production represents Empire's refund from Southwest Power Administration for lost revenues at one of its generating facilities. These costs are being amortized over the period approved by state regulators.